Notes Receivable	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Notes Receivable
9.	Notes Receivable

The table below sets forth information relating to Bluegreen’s notes receivable (in thousands):

	December 31,	December 31,
	2011	2010
Notes receivable, gross	$619,599	712,145
Purchase accounting adjustments	(28,503)	(43,778)

Notes receivable, net of purchase accounting adjustments	591,096	668,367
Allowance for loan losses	(73,260)	(93,398)

Notes receivable, net	$517,836	574,969

Included in the table above are notes acquired through our November 2009 acquisition of approximately 7.4 million shares giving us a controlling interest in Bluegreen as discussed in Note 3. In accordance with applicable accounting guidance “Loans and Debt Securities Acquired with Deteriorated Credit Quality”, the Company has elected to recognize interest income on these notes receivable using the expected cash flows method. The Company treated expected prepayments consistently in determining its cash flows expected to be collected, such that the non-accretable difference is not affected and the difference between actual prepayments and expected prepayments shall not affect the non-accretable difference. The assumption for prepayment rates was derived from Bluegreen’s historical performance information for its off-balance sheet securitizations and ranges from 4% to 9%. As of December 31, 2011 and 2010, the outstanding contractual unpaid principal balance of the acquired notes was $196.3 million and $250.6 million, respectively. As of December 31, 2011 and 2010, the carrying amount of the acquired notes was $167.8 million and $206.9 million, respectively.

The carrying amount of the acquired notes is included in the balance sheet amounts of notes receivable at December 31, 2011. The following is a reconciliation of accretable yield (in thousands):

Accretable Yield

	December 31,	December 31,
	2011	2010
Balance, beginning of year	$85,906	102,665
Accretion	(25,237)	(29,065)
Reclassification from nonaccretable yield	13,857	12,306

Balance, end of year	$74,526	85,906

All of Bluegreen’s vacation ownership interests (“VOIs”) notes receivable bear interest at fixed rates. The weighted-average interest rate charged on loans secured by VOIs was 15.3% and 15.2% at December 31, 2011 and 2010, respectively. The majority of Bluegreen’s notes receivable secured by home sites bear interest at variable rates. The weighted-average interest rate charged on notes receivable secured by home sites was 7.8% for each of the period ended December 31, 2011 and 2010.

Bluegreen’s VOI notes receivable are generally secured by properties located in Florida, Louisiana, Nevada, New Jersey, Michigan, Missouri, Pennsylvania, South Carolina, Tennessee, Virginia, Wisconsin, and Aruba. The majority of Bluegreen Communities notes receivables are secured by home sites in Georgia, Texas, and Virginia.

Notes receivable excluding the acquired notes as described above, are carried at amortized cost less an allowance for bad debts. Interest income is suspended, and previously accrued but unpaid interest income is reversed on all delinquent notes receivable when principal or interest payments are more than three months contractually past due and not resumed until such loans are less than three months past due. As of December 31, 2011 and 2010, $20.9 million and $27.8 million, respectively, of the VOI notes receivable were more than three months past due, and accordingly, consistent with Bluegreen’s policy, were not accruing interest income.

Future contractual principal payments on Bluegreen notes receivable during each of the five years subsequent to December 31, 2011, and thereafter are set forth below (in thousands):

As of December 31, 2011
2012	$80,789
2013	81,633
2014	87,325
2015	90,806
2016	88,767
Thereafter	190,279

619,599
Allowance for loan losses	(73,260)

Notes receivable, net of allowance	546,339
Purchase accounting adjustments	(28,503)

Total	$517,836

Credit Quality for Financial Receivables and Allowance for Credit Losses

Bluegreen holds large amounts of homogeneous VOI notes receivable and assesses uncollectibility based on pools of receivables. In estimating future credit losses, Bluegreen does not use a single primary indicator of credit quality but instead evaluates its VOI notes receivable based upon a combination of factors including a static pool analysis, the aging of the respective receivables, current default trends and prepayment rates by origination year, and the FICO® scores of the buyers at the time of origination.

The table below sets forth the activity in the allowance for loan losses (including homesite notes receivable) uncollectible notes receivable during the years ended December 31, 2011 and 2010 and the Interim Period ended December 31, 2009 (in thousands):

	December 31,
	2011	2010	2009
Balance, beginning of year	$93,398	3,986	—
One time impact of ASU 2009-16 and 2009-17 (1)	—	86,252	—
Provision for loan losses (2)	23,686	46,059	3,986
Write-offs of uncollectible receivables	(43,824)	(42,899)	—

Balance, end of year	$73,260	93,398	3,986

(1)	On January 1, 2010 Bluegreen adopted ASU 2009-16 and ASU 2009, which required Bluegreen to consolidate special purpose finance entities that were previously recorded “off-balance sheet.”
(2)

Includes charges totaling $7.2 million and $21.2 million, during 2011 and 2010, respectively, to increase the allowance for uncollectible VOI notes receivable in connection with loans generated prior to December 15, 2008, the date on which we implemented FICO ® score-based credit standards.

The following table shows the delinquency status of Bluegreen’s VOI notes receivable as of December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Current	$576,063	$655,304
31-60 days	9,038	12,063
61-90 days	7,836	10,228
Over 91 days	20,861	27,785
Purchase accounting adjustments	(28,503)	(43,778)

Notes receivable net of purchase accounting adjustments	585,295	661,602
Allowance for loan losses	(73,260)	(93,398)

Total	$512,035	$568,204